Commitments, Contingencies and Other Matters: Schedules of Concentration of Risk, by Risk Factor (Details)	3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014 A Company	Mar. 31, 2013 A Company	Mar. 31, 2014 A Company	Mar. 31, 2013 A Company	Mar. 31, 2014 B Company	Mar. 31, 2013 B Company	Mar. 31, 2014 B Company	Mar. 31, 2013 B Company	Mar. 31, 2014 C Company	Mar. 31, 2013 C Company	Mar. 31, 2014 C Company	Mar. 31, 2013 C Company	Jun. 30, 2013 Shangdong Yantai Medicine	Jun. 30, 2012 Shangdong Yantai Medicine	Jun. 30, 2013 Anhui DeChange Pharmaceutical	Jun. 30, 2012 Anhui DeChange Pharmaceutical
Concentration Risk, Percentage	24.60%	43.20%	24.80%	31.80%	21.60%	0.00%	22.80%	0.00%	10.80%	10.40%	10.50%	0.00%	29.00%	13.20%	0.00%	16.20%